Regulatory Matters	6 Months Ended
Jun. 30, 2018
Regulated Operations [Abstract]
Regulatory Matters
REGULATORY MATTERS

Regulation of the Corporation's utilities is generally consistent with that disclosed in its 2017 annual audited consolidated financial statements. A summary of significant regulatory developments in the first six months of 2018 follows.

U.S. Tax Reform

The Corporation's U.S. utilities are working with their respective regulators to return to customers the net income tax savings resulting from U.S. tax reform.

ITC: In April 2018 ITC reposted formula rates charged to customers of its Midcontinent Independent System Operator ("MISO") regulated subsidiaries retroactive to January 1, 2018, as approved by the Federal Energy Regulatory Commission ("FERC"). As at June 30, 2018, the amounts owing had been substantially returned to customers.

UNS Energy: In April 2018 the Arizona Corporation Commission ("ACC") approved TEP's application to return ongoing income tax savings through a combination of customer bill credits and regulatory liabilities. Customer bill credits became effective in May 2018. As at June 30, 2018, a regulatory liability of $10 million (US$8 million) was recognized for amounts to be returned to customers in the remainder of 2018. In 2019 and beyond, TEP will continue to return savings to customers using the same approach. Regulatory liabilities will be returned to customers as part of TEP's next rate case.

In March 2018 FERC issued an order directing TEP to either: (i) submit proposed revisions to its transmission rates or transmission revenue requirement to reflect the reduction in the federal corporate income tax rate; or (ii) show why a rate adjustment is not required. In May 2018 TEP proposed an overall customer rate reduction, to be effective March 2018, reflecting the lower federal corporate income tax rate. The proposal is currently being reviewed by FERC.

Central Hudson: In June 2018, as part of its approval of a joint proposal, discussed below, the New York Public Service Commission ("PSC") also approved Central Hudson's recommendation to reflect the recovery of lower federal corporate income tax in customer rates effective July 1, 2018. As at June 30, 2018, a regulatory liability of $14 million (US$10 million) was recognized related to the income tax savings realized in the first six months of 2018. As approved by the PSC, the refund of this regulatory liability to customers will be determined as part of a future regulatory proceeding.

ITC

In April 2018 a third-party complaint was filed with FERC challenging independence incentive adders that are included in transmission rates charged by ITC's MISO-regulated operating subsidiaries. Independence incentive adders were established to encourage transmission investment and recognize that ITC's operating subsidiaries are independent, dedicated transmission-only operations, with no affiliation to market participants in their regions. The adder allows 0.50% or 1.00% to be added to the authorized return on equity ("ROE"), subject to any ROE cap established by FERC. The outcome of this matter cannot be predicted at this time; however, ITC believes it has a strong position in respect of this complaint.

Central Hudson

In June 2018 the PSC issued an order approving a three-year rate plan, or joint proposal, that had been filed by Central Hudson along with multiple stakeholders and intervenors, pursuant to the July 2017 general rate application. The order included an allowed ROE of 8.8% and common equity ratios of 48%, 49% and 50% in rate years one, two and three, respectively, and is effective July 1, 2018 through June 30, 2021. Also included is an earnings sharing mechanism whereby the Company and customers share equally earnings between 50 and 100 basis points above the allowed ROE. Earnings beyond this are primarily returned to customers.

FortisAlberta

Generic Cost of Capital Proceeding: Oral hearings to determine the ROE and capital structure for 2018, 2019 and 2020 were completed in March 2018. The ROE and capital structure approved for 2017 will remain in effect on an interim basis pending a final decision by the Alberta Utilities Commission ("AUC"), which is expected in the third quarter of 2018.

Next Generation Performance-Based Rate Setting Proceeding: In March 2018 the AUC approved the Company’s 2018 distribution rates, on an interim basis, until true-up amounts are finalized. New rates are effective January 1, 2018 with collection from customers effective April 1, 2018. Key provisions included an increase of approximately 5.5% in the distribution component of rates.

FortisAlberta is pursuing options to appeal certain elements of the rate-setting design for the second term of performance-based rate setting ("PBR").